INCOME TAXES	12 Months Ended
Dec. 31, 2022
INCOME TAXES [abstract]
INCOME TAXES [Text Block]

11. INCOME TAXES

Income tax expense differs from the amount that would result from applying Canadian income tax rates to earnings before income taxes. These differences result from the following items:

	Year ended
	December 31,
	2022	2021
Loss before income taxes	$(10,886,480)	$(10,491,468)
Canadian federal and provincial income tax rates	27.00%	27.00%
Expected income tax recovery at statutory income tax rate	(2,939,350)	(2,832,696)
Difference between Canadian and foreign tax rate	244,401	(100,183)
Permanent differences	122,587	1,462,400
Changes in unrecognized deferred tax assets	2,769,206	1,210,869
Other adjustments	(154,990)	194,499
Total income tax expense (recovery)	$41,854	$(65,111)

Current income tax expense	$52,999	$46,706
Deferred income tax recovery	$(11,145)	$(111,817)

The composition of the Company's net deferred income tax asset (liability) that has been recognized is as follows:

	As at
	December 31,	December 31,
	2022	2021
Deferred tax assets:
Mineral expenditures and capital assets	$1,043,664	$1,046,832
Share issue costs	403,497	425,231
Non-capital losses and others	5,615,513	4,800,253
	7,062,674	6,272,316
Unrecognized deferred tax assets	(6,687,911)	(5,948,679)
Deferred tax liabilities	(831,686)	(791,705)
Net deferred income tax liabilities	$(456,923)	$(468,068)

The Company's significant temporary differences, unused tax credits, and unused tax losses that have not been recognized as deferred income tax assets as at December 31, 2022, are as follows:

	Mineral
	expenditures		Non- capital
	and other	Share issue	losses and
	capital assets	costs	others	Total
Expiry 2026 to 2040	$-	$1,494,433	$23,380,566	$24,874,999
No expiry date	7,369,803	-	5,561,369	12,931,442

Tax attributes are subject to review, and potential adjustments, by tax authorities.